UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a)

Rockefeller Climate Solutions Fund
Class A | RKCAX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the Rockefeller Climate Solutions Fund (the “Fund”) for the period of  December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$62	1.24%
*	Annualized
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The MSCI ACWI Net Total Return Index returned 2.83% versus the Fund’s Class A shares return of 0.13% during the period.The Fund underperformed due stock selection within the Industrials, Consumer Staples, and Consumer Discretionary sectors. Darling Ingredients (DAR US) within the Consumer Staples sector was the top detracting position during the period. Health Care was the top contributing sector due to stock selection and our underweight allocation within the sector. StoneX Group (SNEX US) within the Financials sector was the top contributing position during the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/21/2021)
Class A (without sales charge)	7.33	2.04
Class A (with sales charge)	1.70	0.62
MSCI ACWI Net Total Return Index (USD)	13.65	7.08
Visit https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Rockefeller Climate Solutions Fund	PAGE 1	TSR-SAR-89834G786

KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$87,032,067
Number of Holdings	47
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (% of net assets as of May 31, 2025)
Sector Breakdown *

Top 10 Issuers	(%)
StoneX Group, Inc.	4.4%
Mueller Industries, Inc.	3.9%
Schneider Electric SE	3.6%
Chubb Ltd.	3.5%
Bureau Veritas SA	3.4%
Limbach Holdings, Inc.	3.3%
Badger Meter, Inc.	3.2%
Cie de Saint-Gobain	3.1%
Trimble, Inc.	2.9%
Veralto Corp.	2.9%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CHANGE IN ACCOUNTANT
Effective February 11, 2025, Deloitte & Touche LLP (“Deloitte”) ceased to serve as the independent registered public accounting firm of the Fund. The Board of Trustees of Trust for Professional Managers (the “Board”), and the Audit Committee of the Board, approved Cohen & Company, Ltd. to serve as the new independent registered public accounting firm of the Fund for the fiscal year ending November 30, 2025. There were no disagreements with Deloitte during the fiscal years ended November 30, 2023 and 2024, and the subsequent interim period of December 1, 2024 through February 11, 2025.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.rockefellerfunds.com/equity-funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-369-6209, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Rockefeller Climate Solutions Fund	PAGE 2	TSR-SAR-89834G786

Rockefeller Climate Solutions Fund
Institutional Class | RKCIX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the Rockefeller Climate Solutions Fund (the “Fund”) for the period of  December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$49	0.99%
*	Annualized
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The MSCI ACWI Net Total Return Index returned 2.83%  versus the Fund’s Institutional Class shares return of 0.26% during the period. The Fund underperformed due stock selection within the Industrials, Consumer Staples, and Consumer Discretionary sectors. Darling Ingredients (DAR US) within the Consumer Staples sector was the top detracting position during the period. Health Care was the top contributing sector due to stock selection and our underweight allocation within the sector. StoneX Group (SNEX US) within the Financials sector was the top contributing position during the period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year**
Insitutional Class	7.60	9.46	8.51
MSCI ACWI Net Total Return Index (USD)	13.65	13.37	9.25
Visit https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Performance prior to July 21, 2021 is that of its predecessor fund, the Rockefeller Climate Solutions Fund, L.P.
Rockefeller Climate Solutions Fund	PAGE 1	TSR-SAR-89834G794

KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$87,032,067
Number of Holdings	47
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (% of net assets as of May 31, 2025)
Sector Breakdown *

Top 10 Issuers	(%)
StoneX Group, Inc.	4.4%
Mueller Industries, Inc.	3.9%
Schneider Electric SE	3.6%
Chubb Ltd.	3.5%
Bureau Veritas SA	3.4%
Limbach Holdings, Inc.	3.3%
Badger Meter, Inc.	3.2%
Cie de Saint-Gobain	3.1%
Trimble, Inc.	2.9%
Veralto Corp.	2.9%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CHANGE IN ACCOUNTANT
Effective February 11, 2025, Deloitte & Touche LLP (“Deloitte”) ceased to serve as the independent registered public accounting firm of the Fund. The Board of Trustees of Trust for Professional Managers (the “Board”), and the Audit Committee of the Board, approved Cohen & Company, Ltd. to serve as the new independent registered public accounting firm of the Fund for the fiscal year ending November 30, 2025. There were no disagreements with Deloitte during the fiscal years ended November 30, 2023 and 2024, and the subsequent interim period of December 1, 2024 through February 11, 2025.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.rockefellerfunds.com/equity-funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-369-6209, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Rockefeller Climate Solutions Fund	PAGE 2	TSR-SAR-89834G794

Rockefeller US Small Cap Core Fund
Class A | RKSAX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the Rockefeller US Small Cap Core Fund (the “Fund”) for the period of  December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$62	1.30%
*	Annualized
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The Russell 2000 Total Return Index returned -14.54%  versus the Fund’s Class A shares return of -7.96%  during the period. The Fund outperformed as stock selection in the Industrials, Consumer Discretionary, and Financials sectors contributed to performance. Stride Inc. (LRN US) in Consumer Discretionary was the top contributing stock during the period. Stock selection in Communication Services and Consumer Staples detracted from performance. TechTarget (TTGT US) within the Communication Services sector was the top detracting position during the period and was eliminated in April.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2023)
Class A (without sales charge)	7.95	8.83
Class A (with sales charge)	2.28	5.68
Russell 2000 Total Return Index	1.19	3.18
Visit https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Rockefeller US Small Cap Core Fund	PAGE 1	TSR-SAR-89834G653

KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$102,608,236
Number of Holdings	42
Portfolio Turnover	40%
WHAT DID THE FUND INVEST IN? (% of net assets as of May 31, 2025)
Sector Breakdown *

Top 10 Issuers	(%)
Korn Ferry	4.3%
StoneX Group, Inc.	4.2%
Stride, Inc.	3.9%
ONE Gas, Inc.	3.5%
SunOpta, Inc.	3.4%
RadNet, Inc.	3.2%
Limbach Holdings, Inc.	3.1%
LeMaitre Vascular, Inc.	3.0%
ESCO Technologies, Inc.	3.0%
Agilysys, Inc.	2.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CHANGE IN ACCOUNTANT
Effective February 11, 2025, Deloitte & Touche LLP (“Deloitte”) ceased to serve as the independent registered public accounting firm of the Fund. The Board of Trustees of Trust for Professional Managers (the “Board”), and the Audit Committee of the Board, approved Cohen & Company, Ltd. to serve as the new independent registered public accounting firm of the Fund for the fiscal year ending November 30, 2025. There were no disagreements with Deloitte during the fiscal years ended November 30, 2023 and 2024, and the subsequent interim period of December 1, 2024 through February 11, 2025.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.rockefellerfunds.com/equity-funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-369-6209, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Rockefeller US Small Cap Core Fund	PAGE 2	TSR-SAR-89834G653

Rockefeller US Small Cap Core Fund
Class I | RKSIX
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the Rockefeller US Small Cap Core Fund (the “Fund”) for the period of  December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$50	1.05%
*	Annualized
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The Russell 2000 Total Return Index returned -14.54%  versus the Fund’s Class I shares return of -7.84%  during the period. The Fund outperformed as stock selection in the Industrials, Consumer Discretionary, and Financials sectors contributed to performance. Stride Inc. (LRN US) in Consumer Discretionary was the top contributing stock during the period. Stock selection in Communication Services and Consumer Staples detracted from performance. TechTarget (TTGT US) within the Communication Services sector was the top detracting position during the period and was eliminated in April.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2023)
Class I	8.25	9.09
Russell 2000 Total Return Index	1.19	3.18
Visit https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Rockefeller US Small Cap Core Fund	PAGE 1	TSR-SAR-89834G646

KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$102,608,236
Number of Holdings	42
Portfolio Turnover	40%
WHAT DID THE FUND INVEST IN? (% of net assets as of May 31, 2025)
Sector Breakdown *

Top 10 Issuers	(%)
Korn Ferry	4.3%
StoneX Group, Inc.	4.2%
Stride, Inc.	3.9%
ONE Gas, Inc.	3.5%
SunOpta, Inc.	3.4%
RadNet, Inc.	3.2%
Limbach Holdings, Inc.	3.1%
LeMaitre Vascular, Inc.	3.0%
ESCO Technologies, Inc.	3.0%
Agilysys, Inc.	2.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CHANGE IN ACCOUNTANT
Effective February 11, 2025, Deloitte & Touche LLP (“Deloitte”) ceased to serve as the independent registered public accounting firm of the Fund. The Board of Trustees of Trust for Professional Managers (the “Board”), and the Audit Committee of the Board, approved Cohen & Company, Ltd. to serve as the new independent registered public accounting firm of the Fund for the fiscal year ending November 30, 2025. There were no disagreements with Deloitte during the fiscal years ended November 30, 2023 and 2024, and the subsequent interim period of December 1, 2024 through February 11, 2025.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.rockefellerfunds.com/equity-funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-369-6209, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Rockefeller US Small Cap Core Fund	PAGE 2	TSR-SAR-89834G646

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(a)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ROCKEFELLER CLIMATE SOLUTIONS FUND
ROCKEFELLER US SMALL CAP CORE FUND
Semi-Annual Financial Statements and Additional Information
May 31, 2025 (Unaudited)

Rockefeller Climate Solutions Fund
Schedule of Investments
May 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.3%
Automobiles — 1.6%
BYD Co. Ltd. - Class H	28,000	$1,391,545
Building Products — 10.2%
A. O. Smith Corp.	23,351	1,501,703
AAON, Inc.	14,102	1,357,882
Advanced Drainage Systems, Inc.	12,812	1,408,807
AZEK Co., Inc.(a)	39,686	1,964,854
Cie de Saint-Gobain	23,817	2,681,406
		8,914,652
Capital Markets — 4.5%
StoneX Group, Inc.(a)	45,728	3,871,104
Chemicals — 5.8%
Air Products and Chemicals, Inc.	7,763	2,165,178
DSM-Firmenich AG	14,225	1,583,510
Novonesis Novozymes B	18,173	1,280,476
		5,029,164
Commercial Services & Supplies — 8.1%
Republic Services, Inc.	8,666	2,229,675
Tetra Tech, Inc.	64,947	2,269,248
Veralto Corp.	24,971	2,522,820
		7,021,743
Construction & Engineering — 5.7%
Limbach Holdings, Inc.(a)	22,251	2,853,023
Stantec, Inc.	20,785	2,138,098
		4,991,121
Electric Utilities — 4.5%
NextEra Energy, Inc.	20,261	1,431,237
SSE PLC	105,146	2,503,104
		3,934,341
Electrical Equipment — 7.0%
Array Technologies, Inc.(a)	94,492	623,647
GE Vernova, Inc.	3,442	1,627,997
Schneider Electric SE	12,434	3,137,238
Vestas Wind Systems AS	45,990	727,344
		6,116,226
Electronic Equipment, Instruments & Components — 14.8%
Badger Meter, Inc.	11,101	2,755,490
Halma PLC	54,396	2,132,539
Mirion Technologies, Inc.(a)	84,132	1,606,921
TE Connectivity PLC	11,178	1,789,262
Teledyne Technologies, Inc.(a)	4,103	2,046,823
Trimble, Inc.(a)	35,631	2,539,421
		12,870,456

The accompanying notes are an integral part of these financial statements.

1

Rockefeller Climate Solutions Fund
Schedule of Investments(Cont’d)
May 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — continued
Financial Services — 0.9%
HA Sustainable Infrastructure Capital, Inc.	29,698	$743,935
Food Products — 3.2%
Bakkafrost P/F	20,749	965,981
Darling Ingredients, Inc.(a)	59,657	1,858,912
		2,824,893
Household Durables — 1.4%
TopBuild Corp.(a)	4,226	1,195,493
Industrial Conglomerates — 1.6%
Hitachi Ltd.	49,100	1,367,942
Insurance — 3.5%
Chubb Ltd.	10,210	3,034,412
Life Sciences Tools & Services — 5.7%
Agilent Technologies, Inc.	14,835	1,660,333
Eurofins Scientific SE(a)	31,508	2,101,545
Mettler-Toledo International, Inc.(a)	1,006	1,162,453
		4,924,331
Machinery — 7.5%
ESCO Technologies, Inc.	10,550	1,912,082
Mueller Industries, Inc.	44,024	3,428,149
Xylem, Inc./NY	9,347	1,178,096
		6,518,327
Multi-Utilities — 2.1%
CMS Energy Corp.	26,116	1,834,127
Professional Services — 4.9%
Bureau Veritas SA	85,427	2,919,231
Verisk Analytics, Inc.	4,346	1,365,253
		4,284,484
Semiconductors & Semiconductor Equipment — 0.3%
Enphase Energy, Inc.(a)	6,440	266,552
Software — 3.8%
Roper Technologies, Inc.	3,094	1,764,415
Synopsys, Inc.(a)	3,399	1,577,068
		3,341,483
Trading Companies & Distributors — 1.2%
WESCO International, Inc.	6,132	1,029,501
TOTAL COMMON STOCKS (Cost $70,812,841)		85,505,832

The accompanying notes are an integral part of these financial statements.

2

Rockefeller Climate Solutions Fund
Schedule of Investments(Cont’d)
May 31, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.4%
Invesco Government & Agency Portfolio - Class Institutional, 4.24%(b)	1,228,088	$1,228,088
TOTAL SHORT-TERM INVESTMENTS (Cost $1,228,088)		1,228,088
TOTAL INVESTMENTS — 99.7% (Cost $72,040,929)		86,733,920
Other Assets in Excess of Liabilities — 0.3%		298,147
TOTAL NET ASSETS — 100.0%		$87,032,067

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

Rockefeller US Small Cap Core Fund
Schedule of Investments
May 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.6%
Aerospace & Defense — 2.5%
Kratos Defense & Security Solutions, Inc.(a)	68,390	$2,522,907
Banks — 2.2%
First Bancorp.	54,205	2,242,461
Building Products — 0.9%
AZEK Co., Inc.(a)	19,339	957,474
Capital Markets — 6.6%
Donnelley Financial Solutions, Inc.(a)	45,349	2,470,613
StoneX Group, Inc.(a)	51,201	4,334,421
		6,805,034
Communications Equipment — 2.5%
Calix, Inc.(a)	54,436	2,517,121
Construction & Engineering — 4.9%
Limbach Holdings, Inc.(a)	25,109	3,219,476
Sterling Infrastructure, Inc.(a)	9,852	1,852,274
		5,071,750
Consumer Finance — 2.3%
FirstCash Holdings, Inc.	18,525	2,369,533
Diversified Consumer Services — 3.9%
Stride, Inc.(a)	26,677	4,038,631
Electronic Equipment, Instruments & Components — 9.1%
CTS Corp.	27,755	1,129,351
ePlus, Inc.(a)	34,840	2,486,531
Mirion Technologies, Inc.(a)	97,799	1,867,961
Napco Security Technologies, Inc.	65,843	1,837,019
PAR Technology Corp.(a)	30,712	2,013,479
		9,334,341
Financial Services — 4.5%
HA Sustainable Infrastructure Capital, Inc.	96,517	2,417,751
Walker & Dunlop, Inc.	32,533	2,228,185
		4,645,936
Food Products — 3.4%
SunOpta, Inc.(a)	553,451	3,453,534
Gas Utilities — 3.5%
ONE Gas, Inc.	48,274	3,608,964
Ground Transportation — 1.7%
ArcBest Corp.	28,578	1,791,555

The accompanying notes are an integral part of these financial statements.

4

Rockefeller US Small Cap Core Fund
Schedule of Investments(Cont’d)
May 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — continued
Health Care Equipment & Supplies — 8.0%
LeMaitre Vascular, Inc.	37,359	$3,070,910
Merit Medical Systems, Inc.(a)	20,085	1,908,677
Omnicell, Inc.(a)	38,152	1,158,676
UFP Technologies, Inc.(a)	8,888	2,081,570
		8,219,833
Health Care Providers & Services — 7.4%
Progyny, Inc.(a)	72,876	1,566,834
RadNet, Inc.(a)	56,371	3,240,769
US Physical Therapy, Inc.	36,733	2,754,607
		7,562,210
Health Care Technology — 1.6%
Simulations Plus, Inc.	50,891	1,620,624
Insurance — 5.2%
Skyward Specialty Insurance Group, Inc.(a)	41,847	2,651,008
Stewart Information Services Corp.	43,927	2,650,555
		5,301,563
Life Sciences Tools & Services — 2.4%
BioLife Solutions, Inc.(a)	112,230	2,455,592
Machinery — 4.7%
ESCO Technologies, Inc.	16,735	3,033,052
Helios Technologies, Inc.	59,482	1,803,494
		4,836,546
Media — 1.4%
DoubleVerify, Inc.(a)	105,190	1,445,311
Professional Services — 7.0%
Huron Consulting Group, Inc.(a)	19,254	2,750,049
Korn Ferry	65,389	4,447,106
		7,197,155
Software — 7.5%
Agilysys, Inc.(a)	27,450	2,907,229
PROS Holdings, Inc.(a)	136,568	2,402,231
Q2 Holdings, Inc.(a)	26,760	2,342,035
		7,651,495
Specialty Retail — 2.5%
Winmark Corp.	6,068	2,577,808
Trading Companies & Distributors — 1.9%
DXP Enterprises, Inc./TX(a)	23,292	1,925,783
TOTAL COMMON STOCKS (Cost $89,632,694)		100,153,161

The accompanying notes are an integral part of these financial statements.

5

Rockefeller US Small Cap Core Fund
Schedule of Investments(Cont’d)
May 31, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 2.4%
Money Market Funds — 2.4%
Invesco Government & Agency Portfolio - Class Institutional, 4.26%(b)	2,418,460	$2,418,460
TOTAL SHORT-TERM INVESTMENTS (Cost $2,418,460)		2,418,460
TOTAL INVESTMENTS — 100.0% (Cost $92,051,154)		102,571,621
Other Assets in Excess of Other Assets — 0.0%(c)		36,615
TOTAL NET ASSETS — 100.0%		$102,608,236

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

Rockefeller Funds
Statements of Assets and Liabilities
May 31, 2025 (Unaudited)

	Rockefeller Climate Solutions Fund	Rockefeller US Small Cap Core Fund
Assets
Investments, at value (cost $72,040,929 and $92,051,154 respectively)	$86,733,920	$102,571,621
Foreign currencies, at value (cost $28,787)	28,689	—
Dividends, interest and reclaim receivable	110,367	61,853
Receivable for fund shares sold	83	68,427
Receivable for investments sold	257,522	—
Other assets	25,270	12,601
Total Assets	87,155,851	102,714,502
Liabilities
Payble for administration fees (Note 5)	17,270	11,248
Payble for pricing fees (Note 5)	784	150
Payble for transfer agent fees and expenses (Note 5)	22,127	8,455
Payble for Chief Compliance Officer fees (Note 5)	2,957	2,017
Payble for custody fees (Note 5)	4,261	1,685
Payble for audit fees	16,023	16,023
Payable to Adviser	37,350	64,145
Payable for fund shares redeemed	18,230	672
Payable for 12b-1 fees - Class A	55	208
Accrued expenses and other liabilities	4,727	1,663
Total Liabilities	123,784	106,266
Net Assets	87,032,067	102,608,236
Net Assets Consist of:
Paid-in capital	$61,000,434	$94,029,008
Total distributable earnings	26,031,633	8,579,228
Net Assets	$ 87,032,067	$102,608,236
Institutional Class
Net assets	$86,876,808	$—
Shares of beneficial interest outstanding (unlimited shares authorized, $0.001 par value)	8,240,564	—
Net asset value, redemption price and offering price per share	$10.54	$—

The accompanying notes are an integral part of these financial statements.

7

Rockefeller Funds
Statements of Assets and Liabilities(Cont’d)
May 31, 2025 (Unaudited)

	Rockefeller Climate Solutions Fund	Rockefeller US Small Cap Core Fund
Class A
Net assets	$155,259	$163,374
Shares of beneficial interest outstanding (unlimited shares authorized, $0.001 par value)	14,781	14,537
Net asset value, redemption price and offering price per share	$10.50	$11.24
Maximum offering price per share (Net asset value divided by 0.9475)(1)	$11.09	$11.86
Class I
Net assets	$—	$ 102,444,862
Shares of beneficial interest outstanding (unlimited shares authorized, $0.001 par value)	—	9,084,596
Net asset value, redemption price and offering price per share	$—	$11.28

(1)	Reflects a maximum sales charge of 5.25%.
The accompanying notes are an integral part of these financial statements.

8

Rockefeller Funds
Statements of Operations
Six Months Ended May 31, 2025 (Unaudited)

	Rockefeller Climate Solutions Fund	Rockefeller US Small Cap Core Fund
Investment Income
Dividend income	$452,686	$397,906
Less: Foreign withholding taxes and issuance fees	(24,945)	—
Interest income	21,532	60,743
Total Investment Income	449,273	458,649
Expenses
Management fees	366,609	434,800
Transfer agent fees and expenses	66,622	26,692
Administration and accounting fees	57,702	57,189
Federal & state registration fees	18,510	15,656
Trustees’ fees	16,502	16,520
Legal fees	15,293	14,857
Audit and tax fees	13,019	13,019
Custody fees	10,981	4,775
Chief Compliance Officer fees	6,608	6,182
Reports to shareholders	3,041	1,506
Pricing fees	2,424	629
Insurance expense	1,820	1,538
12b-1 fees – Class A	283	234
Other expenses	3,642	3,687
Total Expenses	583,056	597,284
Expense Waiver by Adviser (Note 4)	(155,781)	(59,944)
Net Expenses	427,275	537,340
Net Investment Income (Loss)	21,998	(78,691)
Realized and Unrealized Gain (Loss) on Investments
Net realized gain/(loss) from:
Investments	852,341	(1,481,979)
Foreign currency	(9,192)	—
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,218,794)	(8,061,408)
Foreign currency	4,389	—
Net Realized and Unrealized Loss on Investments	(371,256)	(9,543,387)
Net Decrease in Net Assets from Operations	$(349,258)	$ (9,622,078)

The accompanying notes are an integral part of these financial statements.

9

Rockefeller Climate Solutions Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
From Operations
Net investment income	$21,998	$204,548
Net realized gain (loss) from investments and foreign currency translation	843,149	(2,193,112)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	(1,214,405)	20,107,671
Net increase/(decrease) in net assets from operations	(349,258)	18,119,107
From Distributions
Net dividends and distributions	(2,211,338)	(382,243)
Net decrease in net assets resulting from distributions paid	(2,211,338)	(382,243)
From Capital Share Transactions
Proceeds from shares sold — Class A	21,349	39,470
Proceeds from shares sold — Institutional Class	2,257,441	6,748,900
Reinvestments — Class A	2,848	184
Reinvestments — Institutional Class	1,892,141	202,159
Cost of shares redeemed — Class A	(153,540)	(12,540)
Cost of shares redeemed — Institutional Class	(10,371,894)	(12,938,424)
Net decrease in net assets from capital share transactions	(6,351,657)	(5,960,251)
Total increase/(decrease) in Net Assets	(8,912,253)	11,776,613
Net Assets
Beginning of period	95,944,320	84,167,707
End of period	$87,032,067	$95,944,320

The accompanying notes are an integral part of these financial statements.

10

Rockefeller US Small Cap Core Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
From Operations
Net investment loss	$(78,691)	$(136,827)
Net realized gain/(loss) from investments	(1,481,979)	4,078,264
Net change in unrealized appreciation/(depreciation) on from investments	(8,061,408)	20,929,539
Net increase/(decrease) in net assets from operations	(9,622,078)	24,870,976
From Distributions
Net dividends and distributions	(4,046,775)	(46,262)
Net decrease in net assets resulting from distributions paid	(4,046,775)	(46,262)
From Capital Share Transactions
Proceeds from shares sold — Class A	90,500	32,501
Proceeds from shares sold — Class I	14,879,198	29,604,108
Reinvestments — Class A	6,086	—
Reinvestments — Class I	1,830,591	11,811
Cost of shares redeemed — Class A	(79,758)	—
Cost of shares redeemed — Class I	(12,486,154)	(4,086,789)
Net increase in net assets from capital share transactions	4,240,463	25,561,631
Total increase/(decrease) in net assets	(9,428,390)	50,386,345
Net Assets
Beginning of period	112,036,626	61,650,281
End of period	$ 102,608,236	$112,036,626

The accompanying notes are an integral part of these financial statements.

11

Rockefeller Climate Solutions Fund
Financial Highlights
Institutional Class

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,			Period Ended November 30, 2021(1)
		2024	2023	2022
Net Asset Value, Beginning of Year/Period	$10.78	$8.88	$8.56	$10.06	$10.00
Income from investment operations:
Net investment income/(loss)(2)	—	0.02	0.04	0.03	(0.01)
Net realized and unrealized gain/(loss)	0.01	1.92	0.29	(1.49)	0.07
Total from investment operations	0.01	1.94	0.33	(1.46)	0.06
Paid from net investment income	(0.02)	(0.04)	(0.01)	—	—
Paid from realized gains	(0.23)	—	—	(0.04)	—
Total distributions paid	(0.25)	(0.04)	(0.01)	(0.04)	—
Net Asset Value, End of Year/Period	$10.54	$10.78	$8.88	$8.56	$10.06
Total return	0.26%	21.95%	3.87%	−14.55%	0.58%(3)
Supplemental Data and Ratios:
Net assets at end of year/period (000’s)	$ 86,877	$ 95,642	$ 83,944	$90,942	$113,235
Ratio of expenses to average net assets:
Before waiver, expense reimbursement(4)	1.34%	1.33%	1.30%	1.26%	1.25%
After waiver, expense reimbursement(4)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income/(loss) to average net assets:
Before waiver, expense reimbursement(4)	(0.30)%	(0.12)%	0.15%	0.04%	(0.69)%
After waiver, expense reimbursement(4)	0.05%	0.22%	0.46%	0.31%	(0.43)%
Portfolio turnover rate(5)	13.75%	34.63%	38.13%	16.93%	13.14%

(1)	Fund commenced operations on July 21, 2021.
(2)	Net investment income per share has been calculated using the daily average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received as a result of in-kind subscriptions.
The accompanying notes are an integral part of these financial statements.

12

Rockefeller Climate Solutions Fund
Financial Highlights
Class A

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,			Period Ended November 30, 2021(1)
		2024	2023	2022
Net Asset Value, Beginning of Year/Period	$ 10.73	$8.84	$8.53	$10.05	$10.00
Income from investment operations:
Net investment income/(loss)(2)	(0.02)	—	0.02	0.01	(0.03)
Net realized and unrealized gain/(loss)	0.01	1.91	0.29	(1.49)	0.08
Total from investment operations	(0.01)	1.91	0.31	(1.48)	0.05
Paid from net investment income	(0.00)(6)	(0.02)	—	—	—
Paid from realized gains	(0.23)	—	—	(0.04)	—
Total distributions paid	(0.23)	(0.02)	—	(0.04)	—
Net Asset Value, End of Year/Period	$ 10.50	$10.73	$8.84	$8.53	$10.05
Total return	0.13%	21.65%	3.61%	−14.76%	0.50%(3)
Supplemental data and ratios:
Net assets at end of year/period (000’s)	$155	$302	$224	$1,145	$887
Ratio of expenses to average net assets:
Before waiver, expense reimbursement(4)	1.59%	1.58%	1.55%	1.53%	1.56%
After waiver, expense reimbursement(4)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income/(loss) to average net assets:
Before waiver, expense reimbursement(4)	(0.66)%	(0.38)%	(0.08)%	(0.19)%	(1.21)%
After waiver, expense reimbursement(4)	(0.31)%	(0.04)%	0.23%	0.08%	(0.89)%
Portfolio turnover rate(5)	13.75%	34.63%	38.13%	16.93%	13.14%

(1)	Fund commenced operations on July 21, 2021.
(2)	Net investment income per share has been calculated using the daily average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received as a result of in-kind subscriptions.
(6)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

13

Rockefeller US Small Cap Core Fund
Financial Highlights
Class I

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended November 30, 2023(1)
Net Asset Value, Beginning of Year/Period	$12.72	$9.57	$10.00
Income from investment operations:
Net investment income/(loss)(2)	(0.01)	(0.02)	0.01
Net realized and unrealized gain/(loss)	(0.98)	3.18	(0.44)
Total from investment operations	(0.99)	3.16	(0.43)
Paid from net investment income	(0.00)(6)	(0.01)	—
Paid from realized gains	(0.45)	—	—
Total distributions paid	(0.45)	(0.01)	—
Net Asset Value, End of Year/Period	$11.28	$12.72	$9.57
Total return(3)	−7.84%	33.01%	−4.30%
Supplemental data and ratios:
Net assets at end of year/period (000’s)	$ 102,445	$ 111,863	$61,548
Ratio of expenses to average net assets:
Before waiver, expense reimbursement(4)	1.17%	1.28%	1.55%
After waiver, expense reimbursement(4)	1.05%	0.99%	0.95%
Ratio of net investment income/(loss) to average net assets:
Before waiver, expense recoupment(4)	(0.27)%	(0.45)%	(0.43)%
After waiver, expense reimbursement(4)	(0.15)%	(0.16)%	0.17%
Portfolio turnover rate(5)	39.91%	52.35%	19.77%

(1)	Fund commenced operations on July 31, 2023.
(2)	Net investment income per share has been calculated using the daily average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received as a result of in-kind subscriptions.
(6)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

14

Rockefeller US Small Cap Core Fund
Financial Highlights
Class A

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended November 30, 2023(1)
Net Asset Value, Beginning of Year/Period	$12.69	$9.56	$10.00
Income from investment operations:
Net investment income/(loss)(2)	(0.03)	(0.05)	—
Net realized and unrealized gain/(loss)	(0.97)	3.18	(0.44)
Total from investment operations	(1.00)	3.13	(0.44)
Paid from net investment income	(0.00)(6)	—	—
Paid from realized gains	(0.45)	—	—
Total distributions paid	(0.45)	—	—
Net Asset Value, End of Year/Period	$11.24	$12.69	$9.56
Total return(3)	−7.96%	32.74%	−4.40%
Supplemental Data and Ratios:
Net assets at end of year/period (000’s)	$163	$174	$102
Ratio of expenses to average net assets:
Before waiver, expense reimbursement(4)	1.42%	1.53%	3.98%
After waiver, expense reimbursement(4)	1.30%	1.24%	1.20%
Ratio of net investment income/(loss) to average net assets:
Before waiver, expense reimbursement(4)	(0.54)%	(0.71)%	(2.89)%
After waiver, expense reimbursement(4)	(0.43)%	(0.42)%	(0.11)%
Portfolio turnover rate(5)	39.91%	52.35%	19.77%

(1)	Fund commenced operations on July 31, 2023.
(2)	Net investment income per share has been calculated using the daily average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received as a result of in-kind subscriptions.
(6)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

15

Rockefeller Funds
Notes to Financial Statements
May 31, 2025 (Unaudited)
(1) Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds (the “Funds”) are comprised of the Rockefeller Climate Solutions Fund that commenced operations on July 21, 2021, and the Rockefeller US Small Cap Core Fund that commenced operations July 31, 2023. Each represents a distinct diversified series with its own investment objective and policies within the Trust.
Effective July 21, 2021, the Rockefeller Climate Solutions Fund, LP. (formerly, the Rockefeller Ocean Fund, L.P.) (the “Predecessor Fund”) was reorganized into the Rockefeller Climate Solutions Fund, a series of the Trust, by transferring all of the Predecessor Fund’s assets to the Fund in exchange solely for Institutional Class shares of the Fund. The Fund’s investment adviser, portfolio managers, investment objective, strategies, policies, guidelines and restrictions are, in all material respects, the same as those of the Predecessor Fund.
The investment objective of the Rockefeller Climate Solutions Fund is to seek long- term growth of capital principally through equity investments in public companies across the market capitalization spectrum offering climate change mitigation or adaptation products and services. The investment objective of the Rockefeller US Small Cap Core Fund is to seek long-term capital appreciation principally through equity investments in U.S. small capitalization companies. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were borne by Rockefeller & Co. LLC (the “Adviser”). Rockefeller Asset Management is a division of the Adviser.
(2) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The Funds are investment companies and accordingly follow the investment company accounting reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services- Investment Companies”.
(a) Investment Valuation. Each equity security owned by the Funds that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the- counter markets as published by an approved independent pricing service (“Pricing Service”).
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.
Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the

16

Rockefeller Funds
Notes to Financial Statements(Cont’d)
May 31, 2025 (Unaudited)
valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are generally valued at the mean in accordance with prices provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value, as described below.
When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.
The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires each Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2025:
Rockefeller Climate Solutions Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Equities:
Common Stocks	$62,713,972	$22,791,860	$—	$85,505,832
Money Market Funds	1,228,088	—	—	1,228,088
Total Investments in Securities	$63,942,060	$ 22,791,860	$—	$86,733,920

17

Rockefeller Funds
Notes to Financial Statements(Cont’d)
May 31, 2025 (Unaudited)
Rockefeller US Small Cap Core Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Equities:
Common Stocks	$100,153,161	$—	$—	$100,153,161
Money Market Funds	2,418,460	—	—	2,418,460
Total Investments in Securities	$102,571,621	$—	$—	$102,571,621

(1)	See the Schedule of Investments for industry classifications.
The Funds held no Level 3 securities during the six months ended May 31, 2025.
The Funds did not invest in derivative securities or engage in hedging activities during the six months ended May 31, 2025.
Federal Income Taxes. The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended the (“Code”), necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
(b) Distributions to Shareholders. The Funds will distribute net investment income (less operation expenses) and net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.
The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.
(c) Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(d) Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds is equal to each Fund’s NAV per share.
(e) Expenses. Expenses associated with a specific fund in the Trust are charged to that fund. Expenses are recognized on an accrual basis. Common expenses are typically allocated evenly between the series of the Trust, or by other equitable means.
(f) Other. Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on a high amortized cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Distributions received from the Funds’ investments in REITs are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gain or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after the tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on

18

Rockefeller Funds
Notes to Financial Statements(Cont’d)
May 31, 2025 (Unaudited)
investments, respectively, on the Statement of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities. Any discount or premium is accreted or amortized using the constant yield method until maturity, or where applicable, the first call date of the security. Constant yield amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.
(3) Federal Tax Matters
The tax character of distributions paid during the year ended November 30, 2024 was as follows:

	Rockefeller Climate Solutions Fund	Rockefeller US Small Cap Core Fund
Distributions paid from:
Ordinary Income	$382,243	$46,262
Long-Term Capital Gains	—	—
Total Distributions Paid	$382,243	$46,262

As of November 30, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Rockefeller Climate Solutions Fund	Rockefeller US Small Cap Core Fund
Cost basis of investments for federal income tax purposes	$69,562,614	$93,876,958
Gross tax unrealized appreciation	31,929,311	23,662,339
Gross tax unrealized depreciation	(5,545,893)	(5,436,052)
Net tax unrealized appreciation	26,383,418	18,226,287
Undistributed ordinary income	198,713	3,208,526
Undistributed capital gains	2,010,098	855,626
Total other accumulated loss	—	(42,358)
Total distributable earnings	$28,592,229	$22,248,081

The difference between cost amounts for financial statement and federal income tax purposes is due to wash sale adjustments and timing differences in recognizing certain gains and losses in security transactions.
At November 30, 2024, the Funds had capital loss carryovers as follows:

	Short-Term	Long-Term
Rockefeller Climate Solutions Fund	$ —	$ —
Rockefeller US Small Cap Core Fund	$—	$—

As of November 30, 2024, the tax years that remain open to examination by major tax jurisdictions include tax years ended November 30, 2022 through November 30, 2024 (Rockefeller Climate Solutions Fund) and November 30, 2023 through November 30, 2024 (Rockefeller US Small Cap Core Fund). The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties, nor were any accrued as of November 30, 2024.

19

Rockefeller Funds
Notes to Financial Statements(Cont’d)
May 31, 2025 (Unaudited)
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended November 30, 2024, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

	Rockefeller Climate Solutions Fund	Rockefeller US Small Cap Core Fund
Total Distributable Earnings/(Losses)	$ —	$ —
Paid-In Capital	—	—

(4) Investment Adviser
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, each Fund compensates the Adviser for its management services at the annual rate of 0.85% of the average daily net assets of each Fund.
The Adviser has contractually agreed to waive its management fee and/or reimburse a Fund’s other expenses through the expiration date listed below to the extent necessary to ensure that such Fund’s total annual operating expenses do not exceed the Fund’s Expense Limitation Cap, listed below, of the Fund’s average daily net assets.

	Expense Limitation Cap	Expiration Date
Rockefeller Climate Solutions Fund	0.99%	March 31, 2026
Rockefeller US Small Cap Core Fund	1.05%	March 31, 2026*

*	Prior to August 1, 2024, the Fund’s expense limitation cap was 0.95%.
Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or reimbursement; or (2) the Expense Limitation Cap in place at the time of recovery; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of up to three years from the date such amount was waived or reimbursed.
The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Rockefeller Climate Solutions Fund	Rockefeller US Small Cap Core Fund
November 30, 2025	$159,476	$—
November 30, 2026	$260,048	$115,968
November 30, 2027	$322,534	$251,810
May 31, 2028	$155,871	$59,944

(5) Related Party Transactions
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountant; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank National Association (“US Bank”), an affiliate of Fund Services, serves as the Funds’ custodian. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Fees and expenses incurred for the six months ended May 31, 2025, and owed as of May 31, 2025, are included in the Statement of Operations and Statement of Assets and Liabilities, respectively.

20

Rockefeller Funds
Notes to Financial Statements(Cont’d)
May 31, 2025 (Unaudited)
Each Fund has a line of credit with US Bank (see Note 9).
Certain officers of the Funds are also employees of Fund Services.
(6) Distribution Plan
The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Class A shares of the Funds which authorizes the Trust, on behalf of each Fund, to pay Quasar Distributors, LLC (the “Distributor”), the Funds’ principal distributor, a distribution fee of 0.25% of the Funds’ average daily net assets of each Fund’s Class A shares. During the six months ended May 31, 2025, the Class A shares incurred fees pursuant to the 12b-1 Plan of $283 for the Rockefeller Climate Solutions Fund and $234 for the Rockefeller US Small Cap Core Fund.
(7) Capital Share Transactions
Transactions in the shares of the Funds were as follows:
Rockefeller Climate Solutions Fund

Class A	Period Ended May 31, 2025	Year Ended November 30, 2024
Shares Sold	2,131	4,022
Shares Reinvested	289	20
Shares Redeemed	(15,791)	(1,234)
Net increase (decrease)	(13,371)	2,808

Institutional Class	Period Ended May 31, 2025	Year Ended November 30, 2025
Shares Sold	227,064	674,132
Shares Reinvested	191,125	21,597
Shares Redeemed	(1,049,625)	(1,279,384)
Net decrease	(631,436)	(583,655)

Rockefeller US Small Cap Core Fund

Class A	Period Ended May 31, 2025	Year Ended November 30, 2024
Shares Sold	7,830	3,056
Shares Reinvested	526	—
Shares Redeemed	(7,529)	—
Net increase	827	3,056

Class I	Period Ended May 31, 2025	Year Ended November 30, 2024
Shares Sold	1,317,284	2,744,881
Shares Reinvested	157,946	1,135
Shares Redeemed	(1,187,274)	(382,840)
Net increase	287,956	2,363,176

21

Rockefeller Funds
Notes to Financial Statements(Cont’d)
May 31, 2025 (Unaudited)
(8) Investment Transactions
The aggregate securities transactions, excluding short-term investments for the Funds for the six months ended May 31, 2025 are listed below.

	Purchases	Sales	U.S. Government Securities Purchases	U.S. Government Securities Sales
Rockefeller Climate Solutions Fund	$11,819,048	$20,918,220	$ —	$ —
Rockefeller US Small Cap Core Fund	$41,752,756	$40,063,750	$ —	$ —

(9) Line of Credit
As of May 31, 2025, the Rockefeller Climate Solutions Fund and Rockefeller US Small Cap Core Fund each had a line of credit in the amount of $10,000,000 and $8,000,000, respectively, which will mature on August 2, 2025. The secured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. The credit facilities are with the Funds’ custodian, US Bank. Interest will accrue at the prime rate. The following table provides information regarding usage of the lines of credit for the six months ended May 31, 2025. The Funds did not have an outstanding balance on the line of credit as of May 31, 2025.

	Days Utilized	Average Amount of Borrowing	Interest Expense	Maximum Amount of Borrowing	Date of Maximum Borrowing
Rockefeller Climate Solutions Fund	7	$747,000	$1,089	$1,345,000	3/1/2025
Rockefeller US Small Cap Core Fund	4	$2,909,000	$2,424	$3,561,000	4/1/2025

(10) Recent Market Events
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.
(11) New Accounting Pronouncement
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

22

Rockefeller Funds
Notes to Financial Statements(Cont’d)
May 31, 2025 (Unaudited)
(12) Subsequent Events
The Funds have evaluated events and transactions that have occurred subsequent to May 31, 2025 and determined there were no subsequent events that would require recognition or disclosure within the financial statements.

23

Rockefeller Funds
Additional Information (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FOR FORM N-CSR
ITEM 8. Changes in and Disagreements with Accountants for Open-End Investment Companies
Effective February 11, 2025, Deloitte & Touche LLP (“Deloitte”) ceased to serve as the independent registered public accounting firm of the Funds, each a series of the Registrant. The Board of Trustees of the Registrant (the “Board”), and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen & Co”) to serve as the new independent registered public accounting firm of the Funds for the fiscal year ending November 30, 2025.
Deloitte’s report on the financial statements of the Funds for the fiscal years ended November 30, 2023 and November 30, 2024, contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years ended November 30, 2023 and November 30, 2024 and the subsequent interim period through February 11, 2025 (the “Interim Period”), there have been no disagreements between the Trust and Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte, would have caused them to make reference thereto in their reports on the financial statements for such years.
During the fiscal years ended November 30, 2023 and November 30, 2024, and during the Interim Period, neither the Registrant nor anyone acting on its behalf consulted with Cohen & Co on behalf of the Funds on items that concerned the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either (i) the subject of a disagreement (as defined in Item 304(a)(1)(iv) under Regulation S-K and related instructions) or (ii) a reportable event (as described in Item 304(a)(1)(v) under Regulation S-K).
The Registrant has requested that Deloitte furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter, dated August 5, 2025, is attached as Attachment A to Exhibit 19(a)(5) hereto.
ITEM 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. Remuneration Paid to Directors, Officers and Others of Open-End Investment Companies
Information regarding remuneration paid by the Funds is disclosed within the financial statements.
ITEM 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

24

Rockefeller Funds
Additional Information (Unaudited)(Cont’d)
Tax information
For the year ended November 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Rockefeller Climate Solutions Fund	100.00%
Rockefeller US Small Cap Core Fund	81.92%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2024, was as follows:

Rockefeller Climate Solutions Fund	100.00%
Rockefeller US Small Cap Core Fund	81.93%

For the year ended November 30, 2024, the percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Section 871(k)(2)(c) of the Code for the Funds was as follows:

Rockefeller Climate Solutions Fund	0.00%
Rockefeller US Small Cap Core Fund	21.57%

Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

25

ROCKEFELLER FUNDS
Investment Adviser
Rockefeller & Co. LLC
45 Rockefeller Plaza, 5th Floor
New York, New York 10111
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212
Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue
Suite 2200
Milwaukee, 53202
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

This information is included within the financial statement filed under item 7(a) of this form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statement filed under item 7(a) of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on February 6, 2019.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant's securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant's independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	8/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	8/7/2025

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	8/8/2025

* Print the name and title of each signing officer under his or her signature.